Investment Strategy - DAC 3D Dividend Growth ETF	Nov. 26, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund is an actively-managed ETF that invests in dividend-paying, U.S.-listed companies and depositary receipts (e.g., American Depositary Receipts (“ADRs”)) representing equity securities of non-U.S. companies. The Fund may include large-, mid-, or small-capitalization companies.
The Fund’s investments are selected by Dividend Assets Capital, LLC (the “Sub-Adviser”) based on its proprietary “3D - Double Digits for a Decade or More”™ screening process, which seeks to identify companies that increase their dividends by an average of at least 10% annually, with no dividend reductions or years without an increase, for a minimum of 10 consecutive years (the “3D Universe”). The Sub-Adviser generally reviews the 3D Universe annually in December to identify additions and deletions that may be eligible for inclusion in or removal from the Fund’s portfolio after January 1 of the following year, though companies may be added or removed from the Fund’s portfolio at any time of year.
Once the 3D Universe is identified, a combination of quantitative, qualitative, and fundamental factors is applied to the universe to identify companies to include in the Fund’s portfolio. Depending on the number and quality of the qualifying companies identified within the 3D Universe, the Sub-Adviser may seek to include exposure to a wide variety of economic sectors (e.g., technology). In addition to sector exposure, the portfolio construction process also seeks to include a mix of companies of various sizes.
In identifying securities to be purchased by the Fund, the Sub-Adviser attempts to measure the intrinsic value of each of its portfolio companies. This valuation framework is determined by examining economic, fundamental, and qualitative factors (including a review of a company's historic and pro-forma income statements, balance sheets, statements of cash flows, dividend policies and payout ratios, and, importantly, the skill of company management). These factors are then used to determine the Sub-Adviser’s view of a company’s long-term intrinsic value and return potential. Individual weightings within the portfolio are typically a function of an assessment of the Sub-Adviser’s view of a company’s long-term return potential and individual risk profile, with strong consideration given to the company’s projected dividend growth.
The Sub-Adviser will generally sell companies based on consideration of multiple factors, including a company’s current valuation relative to the Sub-Adviser’s long-term company price target or in comparison to other investment opportunities identified within the 3D Universe with greater long-term return potential. Companies will generally be removed promptly if their dividend is reduced, in response to significant corporate events that reduce the Sub-Adviser’s assessment of an investment’s long-term intrinsic value, or due to changes that impact a company’s ability to sustain its dividend.
The Fund is classified as “non-diversified” under the Investment Company Act of 1940, as amended.